Summary of Significant Principal Accounting Policies (Summary of Useful lives of Intangible assets) (Details)	12 Months Ended
Dec. 31, 2021
Internally developed softwares
Finite-Lived Intangible Assets [Line Items]
Intangible asset, useful life	3 years
Internally developed softwares | Minimum
Finite-Lived Intangible Assets [Line Items]
Intangible asset, useful life	3 years
Trademarks
Finite-Lived Intangible Assets [Line Items]
Intangible asset, useful life	10 years
Supplier relationship
Finite-Lived Intangible Assets [Line Items]
Intangible asset, useful life	10 years
Customer relationship | Minimum
Finite-Lived Intangible Assets [Line Items]
Intangible asset, useful life	2 years
Customer relationship | Maximum
Finite-Lived Intangible Assets [Line Items]
Intangible asset, useful life	10 years
Brand
Finite-Lived Intangible Assets [Line Items]
Intangible asset, useful life	5 years
Franchising
Finite-Lived Intangible Assets [Line Items]
Intangible asset, useful life	8 years
Technology | Minimum
Finite-Lived Intangible Assets [Line Items]
Intangible asset, useful life	3 years
Technology | Maximum
Finite-Lived Intangible Assets [Line Items]
Intangible asset, useful life	5 years